Income Taxes Expense - Current and deferred portion of income tax expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred portion of income tax expenses
Income tax expense	$ 9,058	$ 51,970	$ 7,087